Principal Accounting Policies and Related Financial Information	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies and Related Financial Information [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Principal Accounting Policies and Related Financial Information
2013 Segment realignment and presentation change. In April 2013, we made the decision to simplify our organizational structure to focus on three core business segments. The new segments better reflect the markets where we participate and lead today, and where we expect to grow in the future. We have recast all the data within this filing to reflect the above changes in our reportable segments to conform to the current year presentation. For more information on this presentation change see Note 19 within this Exhibit 99.4.
Nature of operations. We are a diversified chemical company serving agricultural, consumer and industrial markets globally with innovative solutions, applications and market-leading products. We operate in four distinct business segments: FMC Agricultural Solutions, FMC Health and Nutrition, FMC Minerals and FMC Peroxygens. Our FMC Agricultural Solutions segment develops, markets and sells all three major classes of crop protection chemicals – insecticides, herbicides, and fungicides – with particular strength in insecticides and herbicides. These products are used in agriculture to enhance crop yield and quality by controlling a broad spectrum of insects, weeds and disease, as well as pest control in non-agricultural markets. FMC Health and Nutrition focuses on food ingredients and pharmaceuticals additives with an intention to expand into nutraceuticals, personal care and similar markets. Food ingredients are used to enhance texture, color, structure and physical stability; pharmaceutical additives are used for binding, encapsulation and disintegrant applications. Our FMC Minerals segment manufactures a wide range of inorganic materials, that are produced from two key minerals: Trona (soda ash) and lithium. Our FMC Peroxygens segment produces peroxygens, specialty peroxygens and silicates.
Basis of consolidation and basis of presentation. The accompanying consolidated financial statements of FMC Corporation and its subsidiaries were prepared in accordance with accounting principles generally accepted in the United States of America. Our consolidated financial statements include the accounts of FMC and all entities that we directly or indirectly control. All significant intercompany accounts and transactions are eliminated in consolidation.
Estimates and assumptions. In preparing the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results are likely to differ from those estimates, but we do not believe such differences will materially affect our financial position, results of operations or cash flows.
Cash equivalents. We consider investments in all liquid debt instruments with original maturities of three months or less to be cash equivalents.
Trade receivables, net of allowance. Trade receivables consist of amounts owed to us from customer sales and are recorded when revenue is recognized. The allowance for trade receivables represents our best estimate of the probable losses associated with potential customer defaults. In developing our allowance for trade receivables, we utilize a two stage process which includes calculating a general formula to develop an allowance to appropriately address the uncertainty surrounding collection risk of our entire portfolio and specific allowances for customers where the risk of collection has been reasonably identified either due to liquidity constraints or disputes over contractual terms and conditions.
Our method of calculating the general formula consists of estimating the recoverability of trade receivables based on historical experience, current collection trends, and external business factors such as economic factors, including regional bankruptcy rates, and political factors. Our analysis of trade receivable collection risk is performed quarterly, and the allowance is adjusted accordingly. The allowance for trade receivable is $27.2 million and $21.5 million as of December 31, 2012 and 2011, respectively. The provision to the allowance for trade receivables charged against operations was $8.7 million, $3.8 million and $4.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Investments. Investments in companies in which our ownership interest is 50 percent or less and in which we exercise significant influence over operating and financial policies are accounted for using the equity method. Under the equity method, original investments are recorded at cost and adjusted by our share of undistributed earnings and losses of these investments. Majority owned investments in which our control is restricted are also accounted for using the equity method. All other investments are carried at their fair values or at cost, as appropriate. We are party to several joint venture investments throughout the world, which individually and in the aggregate are not significant to our financial results.
Inventories. Inventories are stated at the lower of cost or market value. Inventory costs include those costs directly attributable to products before sale, including all manufacturing overhead but excluding distribution costs. All domestic inventories, excluding materials and supplies, are determined on a last-in, first-out (“LIFO”) basis and our remaining inventories are recorded on a first-in, first-out (“FIFO”) basis. See Note 5.
Property, plant and equipment. We record property, plant and equipment, including capitalized interest, at cost. Depreciation is provided principally on the straight-line basis over the estimated useful lives of the assets (land improvements—20 years, buildings—20 to 40 years, and machinery and equipment—three to 18 years). Gains and losses are reflected in income upon sale or retirement of assets. Expenditures that extend the useful lives of property, plant and equipment or increase productivity are capitalized. Ordinary repairs and maintenance are expensed as incurred through operating expense.
Capitalized interest. We capitalized interest costs of $7.8 million in 2012, $6.9 million in 2011 and $7.5 million in 2010. These costs were associated with the construction of certain long-lived assets and have been capitalized as part of the cost of those assets. We amortize capitalized interest over the assets’ estimated useful lives.
Impairments of long-lived assets. We review the recovery of the net book value of long-lived assets whenever events and circumstances indicate that the net book value of an asset may not be recoverable from the estimated undiscounted future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the net book value, we recognize an impairment loss equal to an amount by which the net book value exceeds the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.
Asset retirement obligations. We record asset retirement obligations at fair value at the time the liability is incurred if we can reasonably estimate the settlement date. The associated asset retirement obligations (“AROs”) are capitalized as part of the carrying amount of related long-lived assets. In future periods, the liability is accreted to its present value and the capitalized cost is depreciated over the useful life of the related asset. We also adjust the liability for changes resulting from the passage of time and/or revisions to the timing or the amount of the original estimate. Upon retirement of the long-lived asset, we either settle the obligation for its recorded amount or incur a gain or loss. See Note 8 for further discussion on our AROs.
Restructuring and other charges. We continually perform strategic reviews and assess the return on our businesses. This sometimes results in a plan to restructure the operations of a business. We record an accrual for severance and other exit costs under the provisions of the relevant accounting guidance.
Additionally, as part of these restructuring plans, write-downs of long-lived assets may occur. Two types of assets are impacted: assets to be disposed of by sale and assets to be abandoned. Assets to be disposed of by sale are measured at the lower of carrying amount or estimated net proceeds from the sale. Assets to be abandoned with no remaining future service potential are written down to amounts expected to be recovered. The useful life of assets to be abandoned that have a remaining future service potential are adjusted and depreciation is recorded over the adjusted useful life.
Capitalized software. We capitalize the costs of internal use software in accordance with accounting literature which generally requires the capitalization of certain costs incurred to develop or obtain internal use software. We assess the recoverability of capitalized software costs on an ongoing basis and record write-downs to fair value as necessary. We amortize capitalized software costs over expected useful lives ranging from three to 10 years. See Note 20 for the unamortized computer software balances.
Goodwill and intangible assets. Goodwill and other indefinite life intangible assets (“intangibles”) are not subject to amortization. Instead, they are subject to at least an annual assessment for impairment by applying a fair value-based test.
We test goodwill and indefinite life intangibles for impairment annually using the criteria prescribed by U.S. GAAP accounting guidance for goodwill and other intangible assets. We did not record any goodwill or indefinite life intangible impairments in 2012, 2011 and 2010. Based upon our annual impairment test, conducted in 2012, we believe that the fair value of our reporting units with goodwill substantially exceeds their carrying value.
Finite-lived intangible assets consist primarily of patents, access rights, customer relationships, trade names, registration rights, industry licenses, developed formulations and other intangibles and are being amortized over periods of five to 25 years. See Note 4 for additional information on goodwill and intangible assets.
Revenue recognition. We recognize revenue when the earnings process is complete, which is generally upon transfer of title. This transfer typically occurs either upon shipment to the customer or upon receipt by the customer. In all cases, we apply the following criteria in recognizing revenue: persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collection is reasonably assured. Rebates due to customers are accrued as a reduction of revenue in the same period that the related sales are recorded based on the contract terms.
We periodically enter into prepayment arrangements with customers, primarily in our FMC Agricultural Solutions segment, and receive advance payments for product to be delivered in future periods. These advance payments are recorded as deferred revenue and classified as “Advance payments from customers” on the consolidated balance sheet. Revenue associated with advance payments is recognized as shipments are made and title, ownership and risk of loss pass to the customer.
We record amounts billed for shipping and handling fees as revenue. Costs incurred for shipping and handling are recorded as costs of sales and services.
Research and Development. Research and development costs are expensed as incurred. In-process research and development acquired as part of asset acquisitions, which include license and development agreements, are expensed as incurred and included as a component of “Restructuring and other charges (income)”.
Income and other taxes. We provide current income taxes on income reported for financial statement purposes adjusted for transactions that do not enter into the computation of income taxes payable and recognize deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. We do not provide income taxes on the equity in undistributed earnings of foreign subsidiaries or affiliates as it is our intention that such earnings will remain invested in those companies. Investment tax credits or grants, which were immaterial to us in all years presented, are accounted for in the period earned (the flow-through method).
We record on a net basis all taxes collected from customers to be remitted to governmental authorities in our consolidated statements of income.
Foreign currency. We translate the assets and liabilities of our foreign operations at exchange rates in effect at the balance sheet date. For foreign operations for which the functional currency is not the US dollar we record translation gains and losses as a component of accumulated other comprehensive income in equity. The foreign operations' income statements are translated at the monthly exchange rates for the period.

We record remeasurement gain and losses on monetary assets and liabilities, such as accounts receivables and payables, which are not in the functional currency of the operation. These remeasurement gains and losses are recorded in the income statement as they occur. We generally enter into foreign currency contracts to mitigate the financial risk associated with these transactions.  See “Derivative financial instruments” below and Note 17.
Derivative financial instruments. We mitigate certain financial exposures, including currency risk, interest rate risk, and commodity price exposures, through a controlled program of risk management that includes the use of derivative financial instruments. We enter into foreign exchange contracts, including forward and purchased option contracts, to reduce the effects of fluctuating foreign currency exchange rates.
We recognize all derivatives on the balance sheet at fair value. On the date the derivative instrument is entered into, we generally designate the derivative as either a hedge of the variability of cash flows to be received or paid related to a forecasted transaction (cash flow hedge) or a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge). We record in accumulated other comprehensive income or loss changes in the fair value of derivatives that are designated as, and meet all the required criteria for, a cash flow hedge. We then reclassify these amounts into earnings as the underlying hedged item affects earnings. We record immediately in earnings changes in the fair value of derivatives that are not designated as cash flow hedges.
We formally document all relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes relating derivatives that are designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also formally assess, both at the inception of the hedge and throughout its term, whether each derivative is highly effective in offsetting changes in fair value or cash flows of the hedged item. If we determine that a derivative is not highly effective as a hedge, or if a derivative ceases to be a highly effective hedge, we discontinue hedge accounting with respect to that derivative prospectively.
Treasury stock. We record shares of common stock repurchased at cost as treasury stock, resulting in a reduction of stockholders’ equity in the Consolidated Balance Sheets. When the treasury shares are contributed under our employee benefit plans, we use a first-in, first-out (“FIFO”) method for determining cost. The difference between the cost of the shares and the market price at the time of contribution to an employee benefit plan is added to or deducted from capital in excess of par value of common stock.
Segment information. We determined our reportable segments based on our strategic business units, the commonalities among the products and services within each segment and the manner in which we review and evaluate operating performance.
We have identified FMC Agricultural Solutions, FMC Health and Nutrition, FMC Minerals and FMC Peroxygens as our reportable segments. Segment disclosures are included in Note 19. Segment operating profit is defined as segment revenue less segment operating expenses (segment operating expenses consist of costs of sales and services, selling, general and administrative expenses and research and development expenses). We have excluded the following items from segment operating profit: corporate staff expense, interest income and expense associated with corporate debt facilities and investments, income taxes, gains (or losses) on divestitures of businesses, restructuring and other charges (income), investment gains and losses, loss on extinguishment of debt, asset impairments, LIFO inventory adjustments, acquisition related costs, non-operating pension and postretirement charges, and other income and expense items. Information about how restructuring and other charges (income) relate to our businesses at the segment level is discussed in Note 7.
Segment assets and liabilities are those assets and liabilities that are recorded and reported by segment operations. Segment operating capital employed represents segment assets less segment liabilities. Segment assets exclude corporate and other assets, which are principally cash equivalents, the LIFO reserve on inventory, deferred income taxes, eliminations of intercompany receivables and property and equipment not attributable to a specific segment. Segment liabilities exclude substantially all debt, income taxes, pension and other postretirement benefit liabilities, environmental reserves and related recoveries, restructuring reserves, deferred gains on sale and leaseback of equipment, fair value of currency contracts, intercompany eliminations, and reserves for discontinued operations.
Geographic segment revenue is based on the location of our customers. Geographic segment long-lived assets include investments, net property, plant and equipment, and other non-current assets. Geographic segment data is included in Note 19.
Stock compensation plans. We recognize compensation expense in the financial statements for all share options and other equity-based arrangements. Share-based compensation cost is measured at the date of grant, based on the fair value of the award, and is recognized over the employee’s requisite service period. See Note 14 for further discussion on our share-based compensation.
Environmental obligations. We provide for environmental-related obligations when they are probable and amounts can be reasonably estimated. Where the available information is sufficient to estimate the amount of liability, that estimate has been used. Where the information is only sufficient to establish a range of probable liability and no point within the range is more likely than any other, the lower end of the range has been used.
Estimated obligations to remediate sites that involve oversight by the United States Environmental Protection Agency (“EPA”), or similar government agencies, are generally accrued no later than when a Record of Decision (“ROD”), or equivalent, is issued, or upon completion of a Remedial Investigation/Feasibility Study (“RI/FS”), or equivalent, that is submitted by us and the appropriate government agency or agencies. Estimates are reviewed quarterly and, if necessary, adjusted as additional information becomes available. The estimates can change substantially as additional information becomes available regarding the nature or extent of site contamination, required remediation methods, and other actions by or against governmental agencies or private parties.
Our environmental liabilities for continuing and discontinued operations are principally for costs associated with the remediation and/or study of sites at which we are alleged to have released hazardous substances into the environment. Such costs principally include, among other items, RI/FS, site remediation, costs of operation and maintenance of the remediation plan, management costs, fees to outside law firms and consultants for work related to the environmental effort, and future monitoring costs. Estimated site liabilities are determined based upon existing remediation laws and technologies, specific site consultants’ engineering studies or by extrapolating experience with environmental issues at comparable sites.
Included in our environmental liabilities are costs for the operation, maintenance and monitoring of site remediation plans (OM&M). Such reserves are based on our best estimates for these OM&M plans. Over time we may incur OM&M costs in excess of these reserves. However, we are unable to reasonably estimate an amount in excess of our recorded reserves because we cannot reasonably estimate the period for which such OM&M plans will need to be in place or the future annual cost of such remediation, as conditions at these environmental sites change over time. Such additional OM&M costs could be significant in total but would be incurred over an extended period of years.
Included in the environmental reserve balance, other assets balance and disclosure of reasonably possible loss contingencies are amounts from third party insurance policies which we believe are probable of recovery.
Provisions for environmental costs are reflected in income, net of probable and estimable recoveries from named Potentially Responsible Parties (“PRPs”) or other third parties. Such provisions incorporate inflation and are not discounted to their present values.
In calculating and evaluating the adequacy of our environmental reserves, we have taken into account the joint and several liability imposed by Comprehensive Environmental Remediation, Compensation and Liability Act (“CERCLA”) and the analogous state laws on all PRPs and have considered the identity and financial condition of the other PRPs at each site to the extent possible. We have also considered the identity and financial condition of other third parties from whom recovery is anticipated, as well as the status of our claims against such parties. Although we are unable to forecast the ultimate contributions of PRPs and other third parties with absolute certainty, the degree of uncertainty with respect to each party is taken into account when determining the environmental reserve on a site-by-site basis. Our liability includes our best estimate of the costs expected to be paid before the consideration of any potential recoveries from third parties. We believe that any recorded recoveries related to PRPs are realizable in all material respects. Recoveries are recorded as either an offset in “Environmental liabilities, continuing and discontinued” or as “Other Assets” in our consolidated balance sheets in accordance with U.S. accounting literature.
Pension and other postretirement benefits. We provide qualified and nonqualified defined benefit and defined contribution pension plans, as well as postretirement health care and life insurance benefit plans to our employees and retirees. Effective July 1, 2007, all of our newly hired and rehired salaried and nonunion hourly employees are no longer eligible for our defined benefit pension plans. The costs (or benefits) and obligations related to these benefits reflect key assumptions related to general economic conditions, including interest (discount) rates, healthcare cost trend rates, expected rates of return on plan assets and the rates of compensation increase for employees. The costs (or benefits) and obligations for these benefit programs are also affected by other assumptions, such as average retirement age, mortality, employee turnover, and plan participation. To the extent our plans’ actual experience, as influenced by changing economic and financial market conditions or by changes to our own plans’ demographics, differs from these assumptions, the costs and obligations for providing these benefits, as well as the plans’ funding requirements, could increase or decrease. When actual results differ from our assumptions, the difference is typically recognized over future periods. In addition, the unrealized gains and losses related to our pension and postretirement benefit obligations may also affect periodic benefit costs (or benefits) in future periods. See Note 13 for additional information relating to pension and other postretirement benefits.
Stock Split. On April 24, 2012, the Board of Directors of FMC declared a two-for-one split of our common stock (the “Stock Split”) to be effected in the form of a distribution of one newly issued share payable on May 24, 2012 for each share held as of the close of business on May 11, 2012. Trading in the common stock on a post-split adjusted basis began on May 25, 2012.
The number of shares outstanding and related prices, per share amounts, share conversions and share-based data throughout this Exhibit 99.4, have been adjusted to reflect the Stock Split for all prior periods presented.
Reclassifications. Certain prior year amounts have been reclassified to conform to the current year's presentation.